Debt, cash and cash equivalents and lease liabilities - Summary of Interest Rate of Net Debt at Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt	€ 20,250	€ 22,631		€ 24,568		€ 24,586
Cash and cash equivalents	(10,098)	(13,915)	[1]	(9,427)	[1]	€ (6,925)	[2]
Net debt	9,983	8,790		15,107
Value on redemption after derivative instruments
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		22,703		24,647
Cash and cash equivalents	(10,267)	(13,841)		(9,461)
Net debt	€ 10,047	€ 8,862		€ 15,186
Debt, percent		100.00%		100.00%
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		€ 20,713		€ 21,713
Debt, percent	87.00%	91.00%		88.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		€ 1,990		€ 2,934
Debt, percent	13.00%	9.00%		12.00%

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.